SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2014
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
8.	SHORT-TERM BORROWINGS

The Company has a line of credit for $ 2,440,500 (RMB15,000,000) with a commercial bank in China to finance its working capital. The credit line bears interest at a floating interest rate which will be approximately 7.5% in 2014 and is renewed annually. Average interest rates for the years ended December 31, 2014, 2013 and 2012 were 7.50%, 6.30% and 6.60%, respectively. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building (see note 5) and guaranteed by BDL and an officer of the Company.

On January 20, 2014, the Company repaid the loan in the amount of $1,651,970 (RMB10,000,000) with Industrial and Commercial Bank of China Limited (ICBC) and the loan in the amount of $825,905 (RMB5,000,000) with Nanjing Bank Company Limited (Beijing Branch).

On January 28, 2014, the Company entered into a new loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $1,624,000 (RMB10,000,000) with a floating interest rate which was approximately 7.5% per year, due on January 28, 2015. Pursuant to the terms of the agreement, the loan is guaranteed by an officer of the Company.

On March 7, 2014, the Company renewed the loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $812,000 (RMB5,000,000) with floating interest rate which was approximately 7.5% per year, due on March 7, 2015. Pursuant to the terms of the agreement, the loan is guaranteed by an officer of the Company.

Interest expense on short-borrowings amounted to $176,231, $159,483 and $149,488 for the years ended December 31, 2014, 2013 and 2012, respectively.